OMB APPROVAL

OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06434
Invesco Value Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Value Municipal Trust Quarterly Schedule of Portfolio Holdings May 31, 2012

invesco.com/us	MS-CE-IMUNI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—143.68%

Alabama—2.05%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$1,300	$1,442,987

Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	3,060	3,351,343

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	700	774,256

				5,568,586

Alaska—0.58%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	1,380	1,566,880

Arizona—2.48%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (a)	5.00%	03/01/41	740	789,913

Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	1,305	1,423,259

Arizona State University (Research Infrastructure); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	2,000	2,130,160

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	350	368,641

Series 2010, RB	5.13%	05/15/40	350	368,431

Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 A, Ref. PCR (c)(d)	6.00%	05/01/14	550	595,733

Phoenix Civic Improvement Corp.; Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (a)	5.00%	07/01/27	1,000	1,070,660

				6,746,797

California—27.65%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	1,205	1,333,501

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/35	1,355	412,056

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/36	2,190	602,097

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(b)	4.50%	10/01/37	16,000	16,514,560

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	960	569,117

Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	1,850	827,024

California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	2,500	2,924,400

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	1,700	1,838,788

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	800	850,496

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	1,800	1,950,390

California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	1,560	1,763,876

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	840	905,218

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	840	943,883

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(e)	0.00%	08/01/29	480	218,587

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/44	1,090	180,166

Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/45	6,270	970,533

Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/48	4,610	592,062

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	1,590	1,839,773

Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	4,000	4,291,680

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	$2,705	$982,591

Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/30	4,530	1,822,600

Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	2,000	2,033,680

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	700	768,530

Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (b)	5.00%	07/01/43	2,235	2,510,643

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (d)(f)	5.00%	09/01/14	3,000	3,316,290

Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(e)	0.00%	08/01/29	1,505	662,200

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	1,080	513,259

Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings);
Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/23	725	793,230

Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/25	500	544,030

Oakland (Port of);
Series 2002 L, RB (d)(f)(g)	5.00%	11/01/12	110	112,127

Series 2002 L, RB (INS-NATL) (a)(g)	5.00%	11/01/21	890	901,882

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/47	5,700	779,874

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/48	7,670	985,058

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	03/01/49	4,240	524,361

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	3,210	1,547,381

Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	3,470	1,391,435

Regents of the University of California;
Series 2005 B, Limited Project RB (INS-AGM) (a)	5.00%	05/15/30	1,000	1,040,620

Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/31	3,310	3,481,127

Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	2,690	2,806,504

San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(b)	5.00%	05/01/29	5,000	5,296,550

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	1,000	1,093,440

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)(d)	3.50%	05/31/13	1,700	1,702,057

				75,137,676

Colorado—1.01%

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,075	1,204,194

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	1,500	1,529,085

				2,733,279

Connecticut—0.49%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/27	1,225	1,339,954

District of Columbia—6.22%

District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	500	565,430

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/29	625	703,687

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	4,000	4,110,880

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	2,000	2,248,640

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	2,000	2,239,240

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	4,000	4,458,360

Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	2,100	2,565,780

				16,892,017

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—10.36%

Cape Coral (City of);
Series 2011, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/41	$1,480	$1,634,912

Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/31	1,100	1,213,311

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	2,200	2,373,272

Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,265	1,345,277

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.13%	11/15/32	1,750	1,820,455

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,155,730

Miami-Dade (County of) (Miami International Airport);
Series 2003 B, Ref. Aviation RB (INS-NATL) (a)(g)	5.25%	10/01/18	2,155	2,230,339

Series 2003 B, Ref. Aviation RB (INS-NATL) (a)(g)	5.25%	10/01/19	2,270	2,347,339

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,500	1,657,500

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	1,225	1,342,073

Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	1,600	1,760,560

Orange (County of); Series 2012 B, Ref. Sales Tax RB	5.00%	01/01/31	2,680	3,057,558

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	1,200	1,466,340

Series 2011, Ref. RB (b)	5.00%	10/01/31	1,125	1,281,870

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	1,000	1,110,460

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	2,185	2,359,254

				28,156,250

Georgia—4.47%

Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (a)	5.00%	11/01/29	2,000	2,003,780

Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,000	5,301,850

Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	1,590	1,743,721

Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	510	554,370

Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	1,110	1,241,790

Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/32	430	451,565

Series 2012 A, RB	5.25%	10/01/27	780	845,161

				12,142,237

Hawaii—0.27%

Honolulu (City & County of); Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/26	705	726,918

Idaho—1.60%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (a)	5.00%	07/01/35	1,775	1,935,549

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	2,065	2,421,914

				4,357,463

Illinois—16.24%

Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(g)	5.75%	01/01/23	2,000	2,107,760

Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/25	3,000	3,303,210

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	1,370	1,497,807

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	1,620	1,827,198

Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.56%	01/01/21	2,000	2,263,240

Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.58%	01/01/22	2,000	2,264,620

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)

Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)(h)	5.00%	01/01/37	$6,070	$6,361,846

Series 2008, Ref. Second Lien Water RB (INS-AGM) (a)	5.00%	11/01/27	940	1,048,100

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,100	1,213,993

DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	670	737,858

Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/28	305	334,411

Illinois (State of) (Illinois Fund for Infrastructure, Roads, Schools & Transit); Series 2001, Unlimited Tax GO Bonds (INS-NATL) (a)(b)	5.38%	04/01/15	10,000	11,039,300

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.75%	08/15/30	1,635	1,883,700

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	1,300	1,433,640

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,480	1,708,068

Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (a)	5.75%	06/01/21	4,000	5,116,480

				44,141,231

Iowa—4.21%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/25	1,810	2,147,837

Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/26	1,355	1,598,074

Iowa (State of);
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/19	3,600	4,522,860

Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/20	2,500	3,178,774

				11,447,545

Kansas—0.70%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	615	713,683

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	1,060	1,200,206

				1,913,889

Kentucky—1.58%

Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	1,640	1,883,278

Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/31	2,035	2,397,494

				4,280,772

Louisiana—0.66%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	1,600	1,804,208

Maryland—0.94%

Maryland Economic Development Corp. (Maryland Aviation Administration Facilities); Series 2003, Lease RB (INS-AGM) (a)(g)	5.38%	06/01/22	2,500	2,559,000

Massachusetts—4.75%

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	6,460	7,777,323

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)	5.50%	07/01/36	2,090	2,493,119

Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	2,000	2,636,680

				12,907,122

Michigan—1.41%

Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (a)	5.00%	07/01/26	1,200	1,264,164

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	1,190	1,302,753

Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	1,125	1,277,381

				3,844,298

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—1.51%

Minneapolis (City of) (Fairview Health Services); Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/34	$4,000	$4,116,760

Missouri—1.28%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	295	355,522

Series 2011 A, Ref. RB	5.50%	09/01/25	515	614,720

Series 2011 A, Ref. RB	5.50%	09/01/27	350	412,216

Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/25	2,000	2,086,780

				3,469,238

Montana—0.30%

Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	715	827,334

Nevada—5.12%

Clark (County of); Series 1992 B, Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	4,000	4,979,600

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	8,000	8,934,480

				13,914,080

New Jersey—3.19%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	710	780,482

New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	1,195	1,501,828

New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (a)	5.00%	07/01/26	510	567,972

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(e)	0.00%	12/15/26	5,860	3,227,395

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/30	2,500	2,595,975

				8,673,652

New Mexico—0.57%

Albuquerque (City of); Series 2004 A, Ref. Gross Receipts & Lodgers’ Tax RB (INS-AGM) (a)	5.00%	07/01/37	1,500	1,543,410

New York—14.29%

Long Island Power Authority; Series 2011 A, Electric System General RB (INS-AGM) (a)	5.00%	05/01/36	1,775	1,960,914

Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-AMBAC) (a)	5.50%	11/15/17	9,000	9,209,520

Series 2002 A, Ref. RB (INS-NATL) (a)	5.00%	11/15/25	2,000	2,035,380

Series 2002 B, Service Contract RB (INS-NATL) (a)	5.50%	07/01/20	6,805	6,830,655

Series 2010 D, RB	5.00%	11/15/34	1,100	1,211,815

New York (City of) Transitional Finance Authority; Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	2,970	3,354,674

New York (City of); Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	560	650,042

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	1,000	1,267,610

Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	940	1,196,282

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	2,000	2,167,760

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1996, Gas Facilities RB (INS-NATL) (a)	5.50%	01/01/21	5,000	5,018,000

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,725	2,047,730

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	$1,620	$1,897,830

				38,848,212

North Carolina—0.32%

North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	800	865,752

Ohio—1.70%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	1,180	1,264,287

Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(e)	0.00%	11/15/28	2,125	1,030,795

Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(e)	0.00%	11/15/38	2,800	755,216

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	700	765,541

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	700	791,903

				4,607,742

Oregon—0.67%

Oregon (State of) Department of Administrative Services; Series 2005 B, COP (INS-NATL) (a)	5.00%	11/01/24	1,685	1,816,649

Pennsylvania—3.55%

Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(g)	5.00%	11/01/37	1,500	1,553,955

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (c)(d)	3.70%	05/01/15	1,400	1,475,516

Pennsylvania (State of) Turnpike Commission; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	4,000	4,310,120

Philadelphia (City of) Industrial Development Authority (NewCourtland Elder Services); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (i)(j)	0.17%	03/01/27	335	335,000

Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	720	825,746

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,140,540

				9,640,877

Puerto Rico—1.98%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	810	816,026

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	560	564,116

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	450	486,203

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/42	1,745	1,766,306

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	1,650	1,752,812

				5,385,463

South Carolina—2.30%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	2,645	3,103,458

South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB (INS-NATL) (a)	5.25%	02/15/25	1,000	1,073,370

South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (b)(f)	5.00%	01/01/22	2,000	2,087,860

				6,264,688

Tennessee—0.38%

Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (a)	5.25%	11/01/30	885	1,024,848

Texas—9.92%

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	700	761,817

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	800	903,160

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/36	$3,305	$3,735,080

Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	1,840	2,034,580

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(e)	0.00%	09/01/27	3,615	1,797,378

Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	4,465	4,851,848

Houston Community College System;
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	4.50%	04/15/27	225	242,813

Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/26	1,000	1,119,020

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/28	6,700	3,361,658

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/31	1,455	616,454

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	810	890,976

Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	885	965,084

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (a)(e)	0.00%	08/15/27	5,735	3,000,953

Victoria Independent School District;
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	410	470,516

Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	815	930,649

Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	1,125	1,269,765

				26,951,751

Utah—1.51%

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	3,690	4,097,634

Virginia—0.99%

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	975	1,053,985

Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group); Series 2005 A-1, VRD Hospital RB (INS-AGM) (a)(i)	0.22%	07/01/36	70	70,000

Roanoke (City of) Industrial Development Authority (Carilion Health System);
Series 2005, Hospital RB (d)(f)	5.00%	07/01/20	10	12,655

Series 2005 B, Hospital RB (INS-AGM)	5.00%	07/01/38	840	907,435

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/42	620	651,812

				2,695,887

Washington—4.36%

Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	3,000	3,175,500

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	850	973,513

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	3,170	3,758,891

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	3,335	3,944,836

				11,852,740

West Virginia—0.56%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (c)	5.38%	12/01/38	1,400	1,522,304

Wisconsin—1.51%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	1,750	1,833,492

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	$1,900	$2,272,951

				4,106,443

TOTAL INVESTMENTS(k)—143.68% (Cost $357,679,930)				390,491,586

Floating Rate Note Obligations—(24.65)%

Notes with interest rates ranging from 0.14% to 0.68% at 05/31/12 and contractual maturities of collateral ranging from 04/01/15 to 07/01/43 (See Note 1D)(l)				(67,000,000)

OTHER ASSETS LESS LIABILITIES—1.54%				4,195,827

PREFERRED SHARES—(20.57)%				(55,900,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$271,787,413

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FHA	— Federal Housing Administration
FTA	— Federal Transit Administration
GO	— General Obligation
INS	— Insurer
Jr.	— Junior
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Seured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Zero coupon bond issued at a discount.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security subject to the alternative minimum tax.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,175,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp/	25.2%
National Public Finance Guarantee Corp.	24.8
American Municipal Bond Assurance Corp.	8.2
Assured Guaranty Corp.	7.3

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $118,257,868 are held by Dealer Trusts and serve as collateral for the $67,000,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
                         Invesco Value Municipal Trust

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
                         Invesco Value Municipal Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
           The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$390,491,586	$—	$390,491,586

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $20,784,978 and $13,091,026, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$32,994,105

Aggregate unrealized (depreciation) of investment securities	(9,591)

Net unrealized appreciation of investment securities	$32,984,514

Cost of investments for tax purposes is $357,507,072.
                         Invesco Value Municipal Trust

NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). Also, pursuant to an Agreement and Plan of Merger (the “Agreement”) the Trust would transfer all of its assets and liabilities to Invesco Value Municipal Income Trust (the “Acquiring Trust”) in exchange for shares of the Acquiring Trust. The Redomestication and the Agreement are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
                         Invesco Value Municipal Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Value Municipal Trust
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.